Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	99,002,291.14	10,713
Yield Supplement Overcollateralization Amount 05/31/21	2,000,611.13	0
Receivables Balance 05/31/21	101,002,902.27	10,713
Principal Payments	6,544,240.46	288
Defaulted Receivables	94,787.90	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	1,800,159.33	0
Pool Balance at 06/30/21	92,563,714.58	10,416

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.39%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	957,508.52	76
Past Due 61-90 days	286,778.05	23
Past Due 91-120 days	23,592.43	2
Past Due 121+ days	0.00	0
Total	1,267,879.00	101

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	118,659.18
Aggregate Net Losses/(Gains) - June 2021	(23,871.28)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.28%
Prior Net Losses Ratio	-0.40%
Second Prior Net Losses Ratio	-0.01%
Third Prior Net Losses Ratio	0.09%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	23.47

Flow of Funds	$ Amount
Collections	6,931,434.41
Investment Earnings on Cash Accounts	51.18
Servicing Fee	(84,169.09)
Transfer to Collection Account	-
Available Funds	6,847,316.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	144,137.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,438,576.56
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	241,593.46

Total Distributions of Available Funds	6,847,316.50

Servicing Fee	84,169.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 06/15/21	92,345,526.98
Principal Paid	6,438,576.56
Note Balance @ 07/15/21	85,906,950.42

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2a
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2b
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	28,665,526.98
Principal Paid	6,438,576.56
Note Balance @ 07/15/21	22,226,950.42
Note Factor @ 07/15/21	9.7060919%

Class A-4
Note Balance @ 06/15/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	52,030,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	11,650,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	167,146.48
Total Principal Paid	6,438,576.56
Total Paid	6,605,723.04

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.07288%
Coupon	0.17288%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	46,581.48
Principal Paid	6,438,576.56
Total Paid to A-3 Holders	6,485,158.04

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2529916
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7453783
Total Distribution Amount	9.9983699

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2034126
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.1160548
Total A-3 Distribution Amount	28.3194674

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	1,664,191.04
Investment Earnings	35.70
Investment Earnings Paid	(35.70)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	1,664,191.04
Change	-
Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$317,927.26	$209,720.29	$141,659.60
Number of Extensions	28	17	11
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.19%	0.12%